United States Securities and Exchange Commission
Washington D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calander Year or Quarter Ended: Sept. 30, 2001

Check here if Amendment [ X ]; Amendment Number ; 1
This Amendment          [ x ] is a restatement
                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Morgan Dempsey Capital Management, LLC
Address:   1511 W. Market St.
                     Mequon, WI 53092

13F File Number:028-06620

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are conidered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  B.J. Pliskie
Title:  Authorized Signatory
Phone:  262-241-1561

B.J. Pliskie    Mequon, Wisconsin       18-Aug-04
Authorized Signatory

Report Type
[X]             13F HOLDINGS REPORT.
[   ]           13F NOTICE.
[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of othr Included Managers:  0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: 92,900

FORM 13F INFORMATION TABLE

                                                                        Voting Authority
Name of  Class   Cusip  (x1000) Prn Amt.  Prn     Call   Discr    Mgrs    Sole   Share    None
ANDRX GR  Com   03455310    2514   38730   Sh             Sole             38730
ADVANCEP  Com   00790k10    3487   48585   Sh             Sole             48585
AFLAC IN  Com   00105510    3442  127495   Sh             Sole            127495
ARGOSY G  Com   04022810    1928   73595   Sh             Sole             73595
AOL TIME  Com   00184A10    1511   45649   Sh             Sole             45649
AMERICAN  Com   02687410     744    9538   Sh             Sole              9538
APOLLO G  Com   03760410    4308  102502   Sh             Sole            102502
ADMINIST  Com   00709410    2105   80950   Sh             Sole             80950
ALLTEL C  Com   02003910     341    5880   Sh             Sole              5880
BEST BUY  Com   08651610    2183   48022   Sh             Sole             48022
BIOMET I  Com   09061310    2931  100196   Sh             Sole            100196
BIOVAIL   Com   09067J10    3606   77705   Sh             Sole             77705
CINTAS C  Com   17290810     431   10685   Sh             Sole             10685
CONCORD   Com   20619710    2709   55340   Sh             Sole             55340
CITRIX S  Com   17737610    1930   97497   Sh             Sole             97497
CYTYC CO  Com   23294610    3210  119745   Sh             Sole            119745
DUANE RE  Com   26357810    1755   58485   Sh             Sole             58485
DST SYST  Com   23332610    2107   48715   Sh             Sole             48715
EL PASO   Com   28336L10     342    8235   Sh             Sole              8235
FIFTH TH  Com   31677310     268    4366   Sh             Sole              4366
FEDERAL   Com   31358610     587    7335   Sh             Sole              7335
HOME DEP  Com   43707610     709   18480   Sh             Sole             18480
HEALTHSO  Com   42192410    2187  134525   Sh             Sole            134525
INTUIT,   Com   46120210    2991   83535   Sh             Sole             83535
ILLINOIS  Com   45230810     472    8730   Sh             Sole              8730
JOHNSON   Com   47816010     674   12160   Sh             Sole             12160
KINDER M  Com   49455P10    3513   71395   Sh             Sole             71395
MARSHALL  Com   57183410     677   11938   Sh             Sole             11938
MAXIMUS   Com   57793310    2328   58595   Sh             Sole             58595
MEDIMMUN  Com   58469910    3150   88395   Sh             Sole             88395
MGIC INV  Com   55284810    2633   40293   Sh             Sole             40293
MICROSOF  Com   59491810     451    8818   Sh             Sole              8818
NEWTEK C  Com   65252610     282   78420   Sh             Sole             78420
OMNICOM   Com   68191910     415    6390   Sh             Sole              6390
OSHKOSH   Com   68823920    1028   28375   Sh             Sole             28375
PFIZER I  Com   71708110     402   10025   Sh             Sole             10025
RENAL CA  Com   75993010    3691  119945   Sh             Sole            119945
SBC COMM  Com   78387G10     250    5312   Sh             Sole              5312
SEI INVE  Com   78411710    2623   81955   Sh             Sole             81955
SOUTHTRU  Com   84473010    2747  107865   Sh             Sole            107865
STATE ST  Com   85747710     283    6230   Sh             Sole              6230
STRYKER   Com   86366710    2769   52350   Sh             Sole             52350
SUNTRUST  Com   86791410     498    7475   Sh             Sole              7475
TELEPHON  Com   87943310    3254   34507   Sh             Sole             34507
TETRA TE  Com   88162G10     392   17730   Sh             Sole             17730
TYCO INT  Com   90212410     570   12525   Sh             Sole             12525
UNIVERSA  Com   91390310    2550   52250   Sh             Sole             52250
WALMART   Com   93114210     510   10295   Sh             Sole             10295
WASTE CO  Com   94105310    1742   64510   Sh             Sole             64510
WELLS FA  Com   94974610     276    6220   Sh             Sole              6220
DENTSPLY  Com   24903010    3590   78155   Sh             Sole             78155
ZIONS BA  Com   98970110    2824   52635   Sh             Sole             52635
TOTALS                     92920
